Note 3 - Discontinued Operations - Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 1,598,994	$ 3,692,747
Disposal Group, Including Discontinued Operation, Inventory	1,374,618	652,906
Prepaid expenses	170,635	172,585
Assets associated with discontinued operations, current	3,144,247	4,518,238
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	70,973	151,412
Patents and trademarks, net of accumulated amortization	34,282	39,473
Assets associated with discontinued operations, noncurrent	105,255	190,885
Total assets associated with discontinued operations	3,249,502	4,709,123
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	1,957,938	242,220
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	607,659	859,365
Deferred revenue	2,300,000
Liabilities associated with discontinued operations, current	4,865,597	1,101,585
Other liabilities		1,000,000
Total liabilities associated with discontinued operations	4,865,597	2,101,585
Lymphoseek sales revenue	16,997,497	10,235,277	$ 4,220,753
Disposa Group, Including Discontinued Operation, Royalty Revenue		1,194,660
Grant and other revenue	575	669
Total revenue	16,998,072	11,430,606	4,220,753
Cost of goods sold	2,234,780	1,751,537	1,583,519
Gross profit	14,763,292	9,679,069	2,637,234
Research and development	1,744,496	2,225,004	1,662,611
Selling, general and administrative	5,093,529	6,369,183	6,016,087
Total operating expenses	6,838,025	8,594,187	7,678,698
Income (loss) from discontinued operations	7,925,267	1,084,882	(5,041,464)
Interest expense	(14,856,404)	(5,603,820)	(326,337)
Loss from discontinued operations	$ (6,931,137)	$ (4,518,938)	$ (5,367,801)